LONG TERM DEBT (Schedule of Interest Expense Recognized) (Details) (USD $) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Amortization of debt issuance costs	$ 6,334	$ 338
Interest expense	5,558	1,266
Total interest expense recognized	$ 11,892	$ 1,604
Effective interest rate	3.30%	2.84%